Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, net [Abstract]
Intangible assets
(a)	Details of intangible assets as of December 31, 2019 and 2020 are as follows:

	2019		2020
Goodwill	~~W~~	4,690,049	4,689,792
Software		129,235	144,535
Development cost		144,100	183,592
Others		595,330	462,700

	~~W~~ 5,558,714		5,480,619

Changes in intangible assets

(b)	Changes in intangible assets for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	3,903,518	102,393	82,536	231,687	4,320,134
Acquisition		—	56,834	71,713	675,070	803,617
Disposal		—	(428)	(1,310)	(16,476)	(18,214)
Amounts transferred from(to) property and equipment		—	697	(968)	—	(271)
Impairment (*1)(*2)		—	—	(474)	(151,169)	(151,643)
Amortization (*3)		—	(40,578)	(37,832)	(189,533)	(267,943)
Effects of foreign currency movements		—	848	—	901	1,749
Business combination		786,531	9,469	30,435	44,850	871,285

Ending balance	~~W~~	4,690,049	129,235	144,100	595,330	5,558,714

(*1)

The Group reviewed the recoverable value of intangible assets related to the rights to be the depository bank of local governments due to the performance below forecast and future prospects. For the year ended December 31, 2019, the impairment loss amounted to ~~W~~151,523 million. The impairment loss is included in the non-operating expenses in the consolidated statement of comprehensive income.

(*2)

Memberships were impaired. Memberships such as golf and condominium memberships are intangible assets that cannot be limited to a specific period of time. If the market value of the exchanges is less than the carrying amount as of December 31, 2019, the impairment loss is recognized.

(*3)	Included in general administrative expense and other operating income of the consolidated statements of comprehensive income.

	2020
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,690,049	129,235	144,100	595,330	5,558,714
Acquisition		—	64,195	105,101	64,079	233,375
Disposal		—	(1)	(75)	(26,785)	(26,861)
Amounts transferred from(to) property and equipment		—	1,415	(7,820)	2,667	(3,738)
Impairment (*1)(*2)		(14,235)	—	—	(27,075)	(41,310)
Amortization (*3)		—	(49,159)	(57,690)	(145,756)	(252,605)
Effects of foreign currency movements		—	(1,150)	(24)	(222)	(1,396)
Business combination (Note 47)		13,978	—	—	462	14,440

Ending balance	~~W~~	4,689,792	144,535	183,592	462,700	5,480,619

(*1)

The number of customer contacts decreased due to the decrease in the base interest rate in Indonesia in 2020 and the impact of COVID-19. Therefore, reclaimable amount decreased due to reduced loan and increased provisioning by corporate borrowers. PT Bank Shinhan Indonesia’s CGUs can recover ~~W~~409,968 million. The carrying amount exceeding the recoverable amount of PT Bank Shinhan Indonesia’s CGUs is

~~W~~14,379 million. The Group recognized as impairment losses of ~~W~~14,235 million based on the 99% stake the Group owns.
(*2)

The Group reviewed the recoverable value of intangible assets related to the rights to be the depository bank of local governments due to the performance below forecast and future prospects. For the year ended December 31, 2020, the impairment loss amounted to ~~W~~27,133 million. The impairment loss is included in the non-operating expenses in the consolidated statement of comprehensive income.

(*3)	Included in general administrative expense and other operating income of the consolidated statements of comprehensive income.

Goodwill allocated in the Group's CGUs
i)	Goodwill allocated in the Group’s CGUs as of December 31, 2019 and 2020

	2019		2020
Banking	~~W~~	810,058	795,823
Credit card		2,880,383	2,880,383
Securities		7,904	7,904
Life insurance (Shinhan Life Insurance Co., Ltd.)		275,371	275,371
Life insurance (Orange Life Insurance Co., Ltd.)		564,576	564,576
Others		151,757	165,735

	~~W~~	4,690,049	4,689,792

Changes in goodwill
ii)	Changes in goodwill for the years ended December 31, 2019 and 2020

	2019		2020
Beginning balance	~~W~~	3,903,518	4,690,049
Acquisitions through business combinations (*1)(*2)		786,531	13,978
Impairment losses		—	(14,235)

Ending balance	~~W~~	4,690,049	4,689,792

(*1)	It is the goodwill recognized by the Group as it newly acquired the Neoflux Co., Ltd. (Note 47)
(*2)

It is the goodwill recognized by the Group as it newly acquired the Orange Life Insurance Co., Ltd. (“Orange Life”), Asia Trust Co., and the Shinhan Card’s acquisition of the new business for the year ended December 31, 2019.

Discount rates and terminal growth rates
•	Discount rates and terminal growth rates applied to each CGU are as follows:

	Discount rate(%)	Terminal growth rate(%)
Banking	9.3~13.1	1.0~2.0
Credit card	8.4~12.9	1.0~2.0
Securities	12.3~13.0	2.0
Life insurance (Shinhan Life Insurance)	7.0	—
Life insurance (Orange Life Insurance Co., Ltd.)	7.0	—
Others	10.9~13.5	1.0

Key assumptions
iv)	Key assumptions

Key assumptions used in the discounted cash flow calculations of CGUs (other than life insurance components) are as follows:

	2020	2021	2022	2023	2024	2025
CPI growth(%)	0.4	1.2	1.8	1.7	1.7	1.7
Private consumption growth(%)	(3.2)	2.6	2.8	2.6	2.4	2.4
Real GDP growth(%)	(1.8)	2.6	2.9	2.7	2.7	2.7

Key assumptions used in the discounted cash flow calculations of life insurance components are as follows:

Key assumptions
Rate of return on investment(%)	2.4~2.8
Risk-based capital ratio(%)	150.0

Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated

v)	Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated, are as follows:

	Amount
Total recoverable amount	~~W~~	49,034,706
Total carrying value (*1)		43,690,747

	~~W~~	5,343,959

(*1)	It is the carrying amount after reflecting the impairment loss in the banking sector.

(*2)

The goodwill that the fair value assessment of the intangible asset identification and identification assets for allocation of the consideration for Neoplux Co., Ltd. is excluded because the valuations are not completed(Note 47).